Derivative financial instruments - Derivative financial liabilities (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Derivative financial instruments
Derivative financial liabilities	$ 27,375
Non-current	27,375
Derivative liability component (Notes)
Derivative financial instruments
Derivative financial liabilities	27,375
Non-current	$ 27,375